Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	$ 166,806	$ 162,561	$ 310,802	$ 422,841
Restricted cash included within prepaid expenses and other current assets	380	253	2,941
Restricted cash included within other non-current assets	4,014	4,014	4,000	4,000
Total cash, cash equivalents and restricted cash shown in the condensed consolidated statements of cash flows	$ 171,200	$ 166,828	$ 317,743	$ 426,841	$ 60,206	$ 90,002
Restricted Cash and Cash Equivalents, Current, Statement of Financial Position [Extensible Enumeration]	Prepaid Expense and Other Assets, Current	Prepaid Expense and Other Assets, Current		Prepaid Expense and Other Assets, Current
Restricted Cash and Cash Equivalents, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent	Other Assets, Noncurrent		Other Assets, Noncurrent